Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 63,514	$ 46,492
Short-term investments	0	10,033
Restricted cash	500	500
Funds receivable from payment processors	15,229	10,461
Accounts receivable	7,741	4,057
Prepaid expenses	2,420	1,475
Total current assets	89,404	73,018
Property, plant and equipment	2,128	1,750
Intangible assets	15,265	16,896
Goodwill	7,130	7,130
Deferred tax assets	2,557	1,725
Other assets	2,661	2,715
Total Noncurrent Assets	29,741	30,216
Total Assets	119,145	103,234
Current liabilities
Trade and other current payables	7,998	6,335
Income taxes payable	695	1,638
Payable to loyalty program partners	65,567	53,242
Current portion of other liabilities	1,400	771
Total current liabilities	75,660	61,986
Non-current liabilities
Deferred tax liabilities	0	211
Other liabilities	538	719
Total non-current liabilities	538	930
Total liabilities	76,198	62,916
SHAREHOLDERS EQUITY
Share capital	56,394	58,412
Contributed surplus	10,647	9,881
Accumulated other comprehensive loss	374	(127)
Accumulated deficit	(24,468)	(27,848)
Total shareholders equity	42,947	40,318
Total liabilities and shareholders equity	$ 119,145	$ 103,234